UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 181.0%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.2%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,950	$2,967,995
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	400	240,480

		$3,208,475

Education — 10.5%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$1,000	$1,228,790
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,889,820
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(3)	2,500	3,049,175
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/34(3)	1,500	1,709,490
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,658,150
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,643,300
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,475	1,681,308
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,155,790

		$29,015,823

Electric Utilities — 1.2%
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$3,715	$613,867
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,829,153

		$3,443,020

General Obligations — 11.6%
California, 5.50%, 3/1/40	$1,475	$1,637,545
California, (AMT), 5.05%, 12/1/36	1,525	1,549,339
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,215,000
Hawaii, 5.00%, 12/1/30	5,000	5,954,300
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,683,323
New York, 5.00%, 2/15/34(2)	2,500	2,863,875
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,609,123
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,980	3,481,981

		$31,994,486

Health Care-Miscellaneous — 1.0%
New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$1,735	$2,003,769
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	158	158,363
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(4)	418	418,501
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	158	159,074

		$2,739,707

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Hospital — 21.3%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,295	$2,395,819
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(5)	10,000	11,066,100
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,426,799
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,510	2,626,715
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	215	219,132
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,610	1,563,938
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,165	1,183,302
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	1,963,537
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,079,795
Louisiana Public Facilities Authority, (Touro Infirmary), 5.625%, 8/15/29	2,575	2,575,412
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,737,190
Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,045	2,047,659
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,000	3,069,840
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,517,359
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,021,475
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)	11,400	12,814,740
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,689,242
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,537,260

		$58,535,314

Housing — 10.8%
Charter Mac Equity Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,485,560
Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,420	1,436,401
Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,395	1,396,214
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,750	1,971,340
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,055	3,055,916
Rhode Island Housing and Mortgage Finance Corp., (AMT), 5.45%, 10/1/47(2)(5)	12,515	12,794,579
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,325	3,052,184
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	25	17,984
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	1,500	1,556,655

		$29,766,833

Industrial Development Revenue — 11.4%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,510	$1,313,836
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(6)	1,770	1,245,708
Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,000	1,109,610
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,060	918,946
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	467,580
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,422,672
Denver, CO, City and County, (United Airlines), (AMT), 5.25%, 10/1/32	2,625	2,425,946
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	2,305	2,266,645
Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), 5.60%, 4/1/32	1,000	1,000,270
Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,500	2,500,400
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	1,735	1,865,108
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,149,800
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,763,616

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	$1,660	$1,671,055
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	5,000	5,006,450
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,188,576

		$31,316,218

Insured-General Obligations — 0.9%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$2,444,100

		$2,444,100

Insured-Hospital — 14.7%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,436,355
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,889,784
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	15,000	7,970,100
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	17,080	8,434,958
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,575	3,931,809
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,549,200
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(2)	9,955	10,481,418
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(2)	750	789,660

		$40,483,284

Insured-Housing — 1.0%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,100,792
California Rural Home Mortgage Finance Authority, (RADIAN), (AMT), 5.50%, 8/1/47	3,175	1,668,367

		$2,769,159

Insured-Lease Revenue/Certificates of Participation — 1.5%
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$910	$899,699
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	3,000	3,231,300

		$4,130,999

Insured-Other Revenue — 7.4%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$4,210	$1,002,317
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	5,000	4,676,050
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	880	802,674
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	10,325	3,134,567
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,600	2,478,950
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,100	3,668,509
New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	4,565	4,595,357

		$20,358,424

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 10.3%
Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$50,000	$12,166,000
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	9,674,510
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,310	605,487
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	22,500	4,047,975
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	12,040	1,920,139

		$28,414,111

Insured-Student Loan — 4.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,980	$3,341,325
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	650	720,057
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	7,315	7,347,333
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	2,040	2,221,723

		$13,630,438

Insured-Transportation — 16.6%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$3,586,476
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,188,453
Cleveland, OH, Airport System, (AGM), 5.00%, 1/1/31	1,250	1,341,838
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(1)	1,000	217,500
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(1)	5,500	1,196,250
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	2,140	2,232,405
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	5,363,550
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	9,820	11,021,182
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	10,555	2,627,140
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,500	2,588,875
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,318,948
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	5,175	1,357,092
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	2,015	496,315

		$45,536,024

Insured-Water and Sewer — 9.0%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(2)	$3,750	$4,190,250
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)	17,985	20,634,910

		$24,825,160

Lease Revenue/Certificates of Participation — 2.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,416,585
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	4,932,092

		$7,348,677

Nursing Home — 1.1%
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$265	$265,116
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,735	2,735,520

		$3,000,636

Other Revenue — 12.6%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$785	$841,881
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	880	950,840
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	480	519,912
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,955	1,576,160
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	7,600	5,767,108
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,350	2,201,410

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	$1,500	$1,393,935
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	2,370	2,592,282
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	45	44,572
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	360	335,725
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	100	86,592
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	110	90,018
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	8,000	8,011,360
Seminole Tribe, FL, 5.25%, 10/1/27(4)	4,000	3,928,840
Seminole Tribe, FL, 5.50%, 10/1/24(4)	2,365	2,425,402
Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	4,180	2,741,495
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,415	1,171,832

		$34,679,364

Senior Living/Life Care — 2.6%
Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(1)	$3,210	$1,701,750
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	594,786
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,161,817
Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	2,295	2,069,723
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 2.75%, 12/1/23(7)	3,115	1,740,475

		$7,268,551

Special Tax Revenue — 5.6%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$500	$501,565
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	60	59,515
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	330	286,463
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	200	199,814
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	275	278,913
Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	200	188,162
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	65	41,551
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	66,921
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	100	85,478
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	130	58,788
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	90	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	35	0
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	2,000	2,373,340
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(5)	5,000	5,933,350
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	475	475,328
River Hall, FL, Community Development District, (Capital Improvements), 0.00%, 5/1/36	535	269,945
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	485	369,527
Southern Hills Plantation I, FL, Community Development District, 0.00%, 5/1/35	205	127,703
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	283	233,859
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	600	501,084
University Square, FL, Community Development District, 6.75%, 5/1/20	580	580,424
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,047,694
Waterlefe, FL, Community Development District, 6.95%, 5/1/31	640	640,768

		$15,320,192

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.477%, 6/1/36(2)(5)(8)	$8,500	$8,164,675

		$8,164,675

Transportation — 18.1%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$952,500
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	473,271
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,087,790
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	462,548
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,121,384
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41	3,880	4,259,270
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,634,170
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	565	605,200
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	375	409,421
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,212,600
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,175	2,344,433
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	2,160	2,312,474
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/41	6,000	6,404,520
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,415,868
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,144,093
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,959,962
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)	9,300	10,139,976

		$49,939,480

Total Tax-Exempt Municipal Securities — 181.0% (identified cost $468,155,779)		$498,333,150

Taxable Municipal Securities — 2.7%
Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.7%
California, 7.95%, 3/1/36(9)	$6,375	$7,563,427

Total Taxable Municipal Securities — 2.7% (identified cost $7,567,026)		$7,563,427

Total Investments — 183.7% (identified cost $475,722,805)		$505,896,577

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (43.6)%		$(120,153,240)

Other Assets, Less Liabilities — (40.1)%		$(110,424,021)

Net Assets Applicable to Common Shares — 100.0%		$275,319,316

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

RADIAN	-	Radian Group, Inc.

At February 29, 2012, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

New York	17.3%
California	11.2%
Others, representing less than 10% individually	71.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 36.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 11.5% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 29, 2012, the aggregate value of these securities is $14,141,507 or 5.1% of the Trust’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,633,705.

(6)	Security is in default with respect to scheduled principal payments.

(7)	Security is in default and making only partial interest payments.

(8)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2012.

(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	700 U.S. 30-Year Treasury Bond	Short	$(98,572,983)	$(99,159,375)	$(586,392)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $586,392.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$359,224,047

Gross unrealized appreciation	$48,876,581
Gross unrealized depreciation	(17,404,051)

Net unrealized appreciation	$31,472,530

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$498,333,150	$—	$498,333,150
Taxable Municipal Securities	—	7,563,427	—	7,563,427
Total Investments	$—	$505,896,577	$—	$505,896,577

Liability Description
Futures Contracts	$(586,392)	$—	$—	$(586,392)
Total	$(586,392)	$—	$—	$(586,392)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012